Employee benefits - Actuarial assumptions - Impacts on pension benefit obligations (Details) € in Millions	Dec. 31, 2019 EUR (€)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Rate increase (as a percent)	0.50%
Rate decrease (as a percent)	0.50%
Increase (decrease) in benefit obligation, increase in assumption	€ (113)
Increase (decrease) in benefit obligation, decrease in assumption	€ 124
Sign-up rate for French part-time seniors plans, actuarial assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Rate increase (as a percent)	5.00%
Rate decrease (as a percent)	5.00%
Increase (decrease) in benefit obligation, increase in assumption	€ (42)
Increase (decrease) in benefit obligation, decrease in assumption	€ 42